APPENDIX I.
U.S. SECURITIES & EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2
Read instructions at end of Form before preparing Form.
Please print or type.

1. 	Name and address of issuer:	THORNBURG INVESTMENT TRUST
                                (formerly Thornburg Income Trust)
                                119 E. MARCY STREET - SUITE 202
					                           SANTA FE, NEW MEXICO 87501

2. 	Name of each series or class of funds for which this notice is filed:
	   Thornburg Limited Term U.S. Government Fund - Classes A, B, & C Thornburg Limited Term Income Fund - Classes A, B, & C
	   Thornburg Intermediate Municipal Fund - Classes A, B, & C Thornburg Florida Intermediate Municipal - Classes A, B, & C Thornburg New Mexico Intermediate Municipal - Classes A, B, & C

3. 	Investment Company Act File Number:  No. 811-5201
   	Securities Act File Number:	No. 33-14905

4. 	Last day of fiscal year for which this notice is filed:
   	September 30, 1995

5. 	Check box if this notice is being filed more than 180 days
	   after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the 24f-2 declaration:
6. 	Date of termination of issuer's declaration under rule
	   24f-2(a)(1), if applicable (see Instruction A.6):	N/A

7. 	Number and amount of securities of the same class or series
	   which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

8. 	Number and amount of securities registered during the fiscal
	   year other than pursuant to rule 24f-2:	NONE

9. 	Number and aggregate sale price of securities sold during the
   	fiscal year:

                                    						       Shares	        Dollars
	Thornburg Ltd. Term U.S. Gov't Fund - A     	1,186,499    	$14,441,411
	Thornburg Ltd. Term U.S. Gov't Fund - B   	     82,523	        999,563
	Thornburg Ltd. Term U.S. Gov't Fund - C	       129,727	      1,582,257

	Thornburg Ltd. Term Income Fund - A	           440,567	     $5,217,113
	Thornburg Ltd. Term Income Fund - B	            17,217         204,013
	Thornburg Ltd. Term Income Fund - C	            92,716     	 1,095,427

	Thornburg Intermed. Muni. Fund - A          	3,708,074    	$47,585,636
	Thornburg Intermed. Muni. Fund - B	            192,283   	   2,493,530
	Thornburg Intermed. Muni. Fund - C	            309,465     	 3,963,617

	Thornburg Florida Intermed. Muni. - A       	2,280,027    	$25,983,353
	Thornburg Florida Intermed. Muni. - B	          53,482       	 616,141
	Thornburg Florida Intermed. Muni. - C	          23,893     	   280,218

	Thornburg New Mexico Intermed. Muni.-A       1,915,028	    $24,612,469
	Thornburg New Mexico Intermed. Muni.-B          69,495	        899,489
	Thornburg New Mexico Intermed. Muni.-C           5,853	         75,792

10.	Number and aggregate sale price of securities sold during the
   	fiscal year in reliance upon registration pursuant to rule 24f-2:

						                                            Shares        Dollars
	Thornburg Ltd. Term U.S. Gov't Fund - A      	1,186,499   	$14,441,411
	Thornburg Ltd. Term U.S. Gov't Fund - B    	     82,523	       999,563
	Thornburg Ltd. Term U.S. Gov't Fund - C	        129,727	     1,582,257

	Thornburg Ltd. Term Income Fund - A	            440,567	    $5,217,113
	Thornburg Ltd. Term Income Fund - B	             17,217     	  204,013
	Thornburg Ltd. Term Income Fund - C	             92,716   	  1,095,427

	Thornburg Intermed. Muni. Fund - A	           3,708,074   	$47,585,636
	Thornburg Intermed. Muni. Fund - B	             192,283   	  2,493,530
	Thornburg Intermed. Muni. Fund - C	             309,465   	  3,963,617

	Thornburg Florida Intermed. Muni. - A	        2,280,027   	$25,983,353
	Thornburg Florida Intermed. Muni. - B	           53,482     	  616,141
	Thornburg Florida Intermed. Muni. - C	           23,893     	  280,218

	Thornburg New Mexico Intermed. Muni.-A        1,915,028   	$24,612,469
	Thornburg New Mexico Intermed. Muni.-B           69,495	       899,489
	Thornburg New Mexico Intermed. Muni.-C            5,853	        75,792

11.	Number and aggregate sale price of securities issued during
   	the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

						                                            Shares	       Dollars
	Thornburg Ltd. Term U.S. Gov't Fund - A	        523,498	    $6,335,695
	Thornburg Ltd. Term U.S. Gov't Fund - B           2,009	        24,507
	Thornburg Ltd. Term U.S. Gov't Fund - C	          6,662	     	  81,356

	Thornburg Ltd. Term Income Fund - A	             70,269	   	   $825,551
	Thornburg Ltd. Term Income Fund - B	                 89       	   1,074
	Thornburg Ltd. Term Income Fund - C	              2,170      	   24,114

	Thornburg Intermed. Muni. Fund - A	             517,151	 	   $6,647,686
	Thornburg Intermed. Muni. Fund - B	               2,430      	   31,469
	Thornburg Intermed. Muni. Fund - C	               5,497      	   71,325

	Thornburg Florida Intermed. Muni. - A	           21,530	   	   $250,357
	Thornburg Florida Intermed. Muni. - B	              702       	   8,186
	Thornburg Florida Intermed. Muni. - C	              250       	   2,946

	Thornburg New Mexico Intermed. Muni.-A          327,061  	   $4,196,897
	Thornburg New Mexico Intermed. Muni.-B              563	          7,227
	Thornburg New Mexico Intermed. Muni.-C              256	          3,316

12.	Calculation of registration fee:
   	(i) Aggregate sale price of securities sold during the fiscal
	   year in reliance on rule 24f-2 (from Item 10): 	      	$ 130,050,029
   	(ii) Aggregate price of shares issued in connection with
   	dividend reinvestment plans
   	(from Item 11, if applicable):		                 	+ 	     18,511,706
   	(iii) Aggregate price of shares redeemed or repurchased
   	during the fiscal year (if applicable):	         	-  	   148,561,735
   	(iv) Aggregate price of shares redeemed or repurchased
   	and previously applied as a reduction to filing fees pursuant
   	to rule 24e-2 (if applicable): 		                	+ 	              0
   	(v) Net aggregate price of securities sold and issued during
   	the fiscal year in reliance on rule 24f-2 {line (i), plus line
   	(ii), less line (iii), plus line (iv)}
   	(if applicable):				                             	= 	             	0

   	(vi) Multiplier prescribed by Section 6(b) of the Securities
   	Act of 1933 or other applicable law or regulation (see
   	Instruction C.6):				                            	x 	  1 / 2900
   	(vii) Fee due {line (I) or line (v) multiplied by line
   	(vi)}:					                                      	= 	         0

    Instruction: Issuers should complete lines (ii), (iii), (iv), and
    v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.	Check box if fees are being remitted to the Commission's
    lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

    Date of mailing or wire transfer of filing fees to the
    Commission's lockbox depository:		           	N/A (no fees are due)



					                      		SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature & Title)* /s/ JOHN ARIOLA  -  ASSISTANT VICE PRESIDENT

                            JOHN ARIOLA  -  ASSISTANT VICE PRESIDENT

Date:  NOVEMBER 28, 1995

* Please print the name and title of the signing officer below the signature.